UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

Portfolio of investments

June 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
BEVERAGES — 7.7%
Britvic plc (Britain)	731,810	$6,595,768
Carlsberg A/S (B Shares) (Denmark)	30,310	3,238,014
Diageo plc (Britain)	97,410	2,878,083
		$12,711,865
INFRASTRUCTURE SOFTWARE — 6.1%
Microsoft Corporation	60,310	$4,157,168
Oracle Corporation	118,160	5,924,543
		$10,081,711
PROFESSIONAL SERVICES — 5.3%
Adecco Group AG (Switzerland)	25,480	$1,937,107
Pagegroup plc (Britain)	1,088,302	6,744,268
		$8,681,375
PACKAGED FOOD — 5.2%
Alicorp SAA (Peru)	976,340	$2,447,993
Danone SA (France)	32,930	2,475,179
Nestle SA (Switzerland)	42,200	3,672,531
		$8,595,703
APPLICATION SOFTWARE — 4.6%
Amadeus IT Group SA (Spain)	78,840	$4,713,965
SAP SE (Germany)	27,700	2,893,253
		$7,607,218
INTERNET MEDIA — 4.3%
Alphabet, Inc. (Class C)*	3,834	$3,484,071
Baidu, Inc. (ADR) (China)*	20,210	3,614,760
		$7,098,831
ADVERTISING & MARKETING — 4.1%
DKSH Holding AG (Switzerland)	35,604	$2,890,574
Publicis Groupe SA (France)	52,260	3,898,272
		$6,788,846
HEALTH CARE SERVICES— 3.6%
Laboratory Corporation of America Holdings*	16,560	$2,552,558
MEDNAX, Inc.*	56,570	3,415,131
		$5,967,689
LARGE PHARMA — 3.4%
Novo Nordisk A/S (B Shares) (Denmark)	66,630	$2,853,371
Sanofi (France)	28,320	2,709,274
		$5,562,645
CONSUMER FINANCE — 3.1%
Worldpay Group plc (Britain)**	1,231,420	$5,048,959

FLOW CONTROL EQUIPMENT — 3.0%
IMI plc (Britain)	138,850	$2,161,099
Sulzer AG (Switzerland)	24,314	2,756,212
		$4,917,311

See notes to financial statements.

	Shares	Fair Value
COMMON STOCKS - Continued
AIRLINES — 2.9%
Ryanair Holdings plc (Ireland)*	234,740	$4,815,223

FOOD & DRUG STORES — 2.9%
CVS Health Corporation	25,000	$2,011,500
Empire Co. Ltd. (Canada)	157,730	2,690,459
		$4,701,959
APPAREL, FOOTWEAR & ACC DESIGN — 2.8%
Cie Financiere Richemont SA (Switzerland)	22,990	$1,894,055
Swatch Group AG (The) (Switzerland)	7,237	2,672,460
		$4,566,515
ENTERTAINMENT CONTENT — 2.6%
Twenty-First Century Fox, Inc. (Class B)	150,000	$4,180,500

MEDICAL EQUIPMENT — 2.1%
Koninklijke Philips NV (Netherlands)	94,550	$3,357,957

BANKS — 2.0%
Allied Irish Banks plc (Ireland)	585,360	$3,309,415

SECURITY SERVICES — 1.9%
Prosegur Cia de Seguridad SA (Spain)	487,182	$3,166,114

AIRCRAFT & PARTS — 1.9%
Meggitt plc (Britain)	507,250	$3,150,724

OTHER COMMERCIAL SERVICES — 1.9%
ALS, Ltd. (Australia)	543,230	$3,110,573

RUBBER & PLASTIC — 1.8%
Ansell, Ltd. (Australia)	161,420	$2,944,119

OTHER SPEC RETAIL - DISCRETIONARY— 1.7%
Luxottica Group SpA (Italy)	48,260	$2,791,835

INDUSTRIAL DISTRIBUTION & RENTAL — 1.5%
Ashtead Group plc (Britain)	121,478	$2,514,100

HOME & OFFICE FURNISHINGS — 1.5%
Howden Joinery Group plc (Britain)	470,340	$2,493,871

MASS MERCHANTS — 1.5%
Dollar General Corporation	34,280	$2,471,245

SPECIALITY APPAREL STORES — 1.5%
Hugo Boss AG (Germany)	35,060	$2,454,683

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
CONTAINERS & PACKAGING — 1.5%
Brambles, Ltd. (Australia)	325,490	$2,434,170

INTERNET BASED SERVICES — 1.1%
Priceline Group, Inc. (The)*	1,000	$1,870,520

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	57,630	$1,803,819

JEWELRY & WATCH STORES — 1.1%
Signet Jewelers, Ltd.	28,020	$1,771,985

OIL & GAS SERVICES & EQUIPMENT — 1.0%
ShawCor, Ltd. (Canada)	79,240	$1,618,041

HEALTH CARE SUPPLY CHAIN — 0.8%
Patterson Cos., Inc.	26,050	$1,223,048

OTHER COMMON STOCKS — 4.8%		$7,924,242

TOTAL COMMON STOCKS — 92.3% (Cost $130,808,308)		$151,736,811

TOTAL INVESTMENT SECURITIES — 92.3% (Cost $130,808,308)		$151,736,811

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.12% 7/3/2017
(Dated 06/30/2017, repurchase price of $14,890,149, collateralized by $14,600,000 principal amount U.S. Treasury Bond - 3.00% 2044, fair value $15,188,716)	$14,890,000	$14,890,000
TOTAL SHORT-TERM INVESTMENTS — 9.0% (Cost $14,890,000)		$14,890,000

TOTAL INVESTMENTS — 101.3% (Cost $145,698,308)		$166,626,811
Other Assets and Liabilities, net — (1.3)%		(2,177,675)
NET ASSETS — 100.0% — NOTE 2		$164,449,136

*	Non-income producing security.
**

Restricted securities. The restricted security is 3.07% of total net assets at June 30, 2017, and is considered liquid by the Adviser. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such a security be registered. The value of this security is determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2017:

FPA PARAMOUNT FUND, INC.

Portfolio of investments

June 30, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$12,711,865	$—	$—	$12,711,865
Infrastructure Software	10,081,711	—	—	10,081,711
Professional Services	8,681,375	—	—	8,681,375
Packaged Food	8,595,703	—	—	8,595,703
Application Software	7,607,218	—	—	7,607,218
Internet Media	7,098,831	—	—	7,098,831
Advertising & Marketing	6,788,846	—	—	6,788,846
Health Care Services	5,967,689	—	—	5,967,689
Large Pharma	5,562,645	—	—	5,562,645
Consumer Finance	5,048,959	—	—	5,048,959
Flow Control Equipment	4,917,311	—	—	4,917,311
Airlines	4,815,223	—	—	4,815,223
Food & Drug Stores	4,701,959	—	—	4,701,959
Apparel, Footwear & Acc Design	4,566,515	—	—	4,566,515
Entertainment Content	4,180,500	—	—	4,180,500
Medical Equipment	3,357,957	—	—	3,357,957
Banks	3,309,415	—	—	3,309,415
Security Services	3,166,114	—	—	3,166,114
Aircraft & Parts	3,150,724	—	—	3,150,724
Other Commercial Services	3,110,573	—	—	3,110,573
Rubber & Plastic	2,944,119	—	—	2,944,119
Other Spec Retail - Discretionary	2,791,835	—	—	2,791,835
Industrial Distribution & Rental	2,514,100	—	—	2,514,100
Home & Office Furnishings	2,493,871	—	—	2,493,871
Mass Merchants	2,471,245	—	—	2,471,245
Specialty Apparel Stores	2,454,683	—	—	2,454,683
Containers & Packaging	2,434,170	—	—	2,434,170
Internet Based Services	1,870,520	—	—	1,870,520
Communications Equipment	1,803,819	—	—	1,803,819
Jewelry & Watch Stores	1,771,985	—	—	1,771,985
Oil & Gas Services & Equipment	1,618,041	—	—	1,618,041
Health Care Supply Chain	1,223,048	—	—	1,223,048
Other Common Stocks	7,924,242	—	—	7,924,242
Short-Term Investment	—	14,890,000	—	14,890,000
	$151,736,811	$14,890,000	$—	$166,626,811

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $59,390,681 from Level 2 to Level 1 during the period ended June 30, 2017.  The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended June 30, 2017, were due to changes in valuation of international equity securities from the foreign fair value price to the exchange closing price.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2017 (excluding short-term investments), was $130,808,308 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$22,818,888
Gross unrealized depreciation:	(1,890,385)
Net unrealized appreciation:	$20,928,503

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: August 29, 2017